UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21691

Adirondack Funds

(Exact name of registrant as specified in charter)

2390 Western Avenue, Guilderland, NY  12084

 (Address of principal executive offices)  (Zip code)

Gregory A. Roeder, Adirondack Research and Management, Inc.

2390 Western Avenue, Guilderland, NY  12084

 (Name and address of agent for service)

Copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700, Columbus, Ohio  43215

Registrant's telephone number, including area code: (518) 690-0470

Date of fiscal year end: March 31

Date of reporting period: December 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	The Adirondack Small Cap Fund
	Schedule of Investments
	December 31, 2019 (Unaudited)

Shares		Value

COMMON STOCK - 96.28%

Accident & Health Insurance - 3.40%
188,251	CNO Financial Group, Inc.	$ 3,412,991

Air Transportation Scheduled - 1.92%
103,005	JetBlue Airways Corp. *	1,928,254

Aircraft & Parts - 2.40%
95,500	Triumph Group, Inc.	2,413,285

Biotechnology Research & Products - 0.36%
353,086	Trinity Biotech PLC. ADR *	364,879

Books: Publishing or Publishing and Printing - 1.25%
200,402	Houghton Mifflin Harcourt Co. *	1,252,513

Business Services, Nec - 1.88%
305,009	Conduent Inc. *	1,891,056

Cogeneration Services & Small Power Producers - 3.21%
217,321	Covanta Holding Corp.	3,225,044

Computer Communications Equipment - 1.00%
146,171	A10 Networks, Inc. *	1,004,195

Crude Petroleum & Natural Gas - 2.82%
686,651	Southwestern Energy Co. *	1,661,695
596,996	Tetra Technologies, Inc. *	1,170,112
		2,831,807
Deep Sea Foreigh Transportation of Freight - 4.63%
409,138	Ardmore Shipping Corp. (Bermuda) *	3,702,699
21,978	Seacor Holdings, Inc. *	948,351
		4,651,050
Electric Lighting & Wiring Equipment - 2.47%
409,837	LSI Industries, Inc.	2,479,514

Electrical Industrial Apparatus - 1.44%
124,504	GrafTech International Ltd. *	1,446,737

Electronic Components & Accessories - 1.07%
50,611	Vishay Intertechnology, Inc.	1,077,508

Finance Services - 3.95%
317,104	Mr. Cooper Group, Inc. *	3,966,971

Fire, Marine & Casualty Insurance - 1.27%
121,232	Third Point Reinsurance Ltd. (Bermuda)*	1,275,361

Games, Toys & Children's Vehicles - 0.42%
408,512	JAKKS Pacific, Inc. *	420,767

Glass Containers - 2.40%
202,547	Owens-Illinois, Inc.	2,416,386

Greeting Cards - 0.41%
93,919	CSS Industries, Inc. *	414,183

Heavy Construction Other Than Building Construction- Contractors - 0.87%
508,395	Williams Industrial Services Group, Inc. *	874,439

Household Audio & Video Equipment - 1.10%
52,209	Knowles Corp. *	1,104,220

Industrial & Commercial Fans & Blowers & Air Purifying - 0.93%
122,164	CECO Environmental Corp. *	935,776

Industrial Organic Chemicals - 0.29%
11,000	Renewable Energy Group, Inc. *	296,450

Investment Advice - 2.25%
56,647	Lazard Ltd. Class (Bermuda)	2,263,614

Laboratory Analytical Instruments - 0.40%
131,042	Harvard Bioscience, Inc. *	399,678

Life Insurance - 5.83%
441,686	Genworth Financial, Inc. Class A *	1,943,418
13,465	National Western Life Group, Inc. Class A	3,916,700
		5,860,118
Meat Packing Plants - 3.20%
757	Seaboard Corp.	3,217,666

Motor Vehicle Parts & Accessories - 0.94%
269,749	Horizon Global Corp. *	941,424

Oil & Gas E&P - 1.02%
212,450	Callon Petroleum Co. *	1,026,134

Oil & Gas Filled Machinery & Equipment - 0.23%
286,392	Superior Drilling Products, Inc. *	234,841

Ordnance & Accessories (No Vehicles/Guided Missiles) - 2.13%
286,376	Vista Outdoor, Inc. *	2,142,092

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.46%
51,500	Invacare Corp.	464,530

Primary Production of Aluminum - 1.89%
88,200	Alcoa Corp. *	1,897,182

Primary Smelting & Refining of Nonferrous Metals - 0.69%
737,433	Ferroglobe PLC. (United Kingdom) *	693,187

Printed Circuit Boards - 5.38%
463,432	Celestica, Inc. (Canada) *	3,832,583
45,954	Sanmina Corp. *	1,573,465
		5,406,048
Retail - Miscellaneous Shopping Goods Stores - 3.78%
1,387,204	Office Depot, Inc.	3,800,939

Savings Institution, Federally Chartered - 0.51%
31,426	Brookline Bancorp, Inc.	517,272

Services-Business Services, NEC - 1.62%
397,905	Limelight Networks, Inc. *	1,623,452

Services-Computer Integrated Systems Design - 3.64%
372,820	Allscripts Healthcare Solutions, Inc. *	3,659,228

Services-Engineering Services - 1.43%
453,593	Hill International, Inc. *	1,433,354

Services - Misc Business Services - 1.05%
100,843	Donnelley Financial Solutions, Inc. *	1,055,826

Special Industry Machinery - 1.41%
237,679	Manitex International, Inc. *	1,414,190

Sporting & Athletic Goods, NEC - 0.56%
41,434	Clarus Corp.	561,845

Surety Insurance - 0.94%
66,533	MGIC Investment Corp.	942,773

Surgical & Medical Instruments & Apparatus - 0.87%
310,862	Accuray Inc. *	876,631

Telephone Communications (No Radio Telephone) - 2.13%
300,519	Vonage Holdings Corp. *	2,139,695

Telephone & Telegraph Apparatus - 5.28%
306,697	ADTRAN, Inc.	3,033,233
286,773	Infinera Corp. *	2,276,978
		5,310,211
Television Broadcasting Stations - 2.61%
122,155	Gray Television, Inc. *	2,619,003

Title Insurance - 2.48%
61,208	Stewart Information Services Corp.	2,496,674

Wholesale Medical, Dental & Hospital Equipment & Supplies - 3.12%
153,221	Patterson Companies, Inc.	3,137,966

Wholesale - Misc Durable Goods - 0.96%
44,644	Schnitzer Steel Industries, Inc.	967,882

TOTAL FOR COMMON STOCKS (Cost $99,556,019) - 96.28%		96,786,841

PREFERRED STOCK- 0.93%

Life Insurance - 0.93%
52,929	Phoenix Companies, Inc. 7.45% 1/15/32	931,551
TOTAL FOR PREFERRED STOCK (Cost $972,110) - 0.93%		931,551

REAL ESTATE INVESTMENT TRUST- 0.74%
816	Investors Real Estate Trust	59,160
52,402	Colony Credit Real Estate, Inc.	689,610
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $658,937) - 0.74%		748,770

SHORT-TERM INVESTMENTS - 2.03%
2,035,870	Federated Treasury Obligation Fund-Institutional Shares (Cost $2,035,870) 1.51% **	2,035,870
TOTAL SHORT-TERM INVESTMENTS (Cost $2,035,870) - 2.03%		2,035,870

TOTAL INVESTMENTS (Cost $103,222,936) - 99.98% ***		100,503,032

OTHER ASSETS LESS LIABILITIES (0.02%)		18,528

NET ASSETS - 100.00%		$ 100,521,560

* Non-income producing securities during the period
** Variable rate security; the coupon rate shown represents the yield at December 31, 2019.

***At December 31, 2019, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $103,222,936 amounted to $2,719,905, which consisted of aggregate gross unrealized appreciation of $18,810,648 and aggregate gross unrealized depreciation of $21,530,553.

ADR - American Depository receipt.

NOTES TO FINANCIAL STATEMENTS
Adirondack Small Cap Fund
1. SECURITY TRANSACTIONS

At December 31, 2019, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $103,222,936 amounted to $2,719,905, which consisted of aggregate gross unrealized appreciation of $18,810,648 and aggregate gross unrealized depreciation of $21,530,553.

2. SECURITY VALUATION

Equity securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by a pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by a pricing service at its last bid price.  When market quotations are not readily available from a pricing service, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, when restricted or illiquid securities are being valued, or when an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, such securities are fair valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2019:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$96,786,841	$0	$0	$96,786,841
Preferred Stocks	$0	$931,551	$0	$931,551
Real Estate Investment Trusts	$748,770	$0	$0	$748,770
Cash Equivalents	$2,035,870	$0	$0	$2,035,870
Total	$99,571,481	$931,551	$0	$100,503,032

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adirondack Funds

By /s/Gregory A. Roeder

*Gregory A. Roeder

President

Date February 26, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory A. Roeder

*Gregory A. Roeder

President

Date February 26, 2020

By /s/Matthew Reiner

*Matthew Reiner

Treasurer and Principal Financial Officer

Date February 26, 2020

* Print the name and title of each signing officer under his or her signature.